Debt (Tables)	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
As of September 30, 2026 and December 31, 2025, the Company’s debt is comprised of the SIF Loan (as defined below) and the FedDev Loan (as defined below) as follows:

	September 30, 2026	December 31, 2025
SIF Loan	$30,628	$27,536
FedDev Loan	2,644	2,462
Total debt	33,272	29,998
Less: current portion	264	—
Total long-term debt	33,008	29,998
The following table summarizes the changes in the carrying value of the SIF Loan for the nine months ended September 30, 2026:

Balance as of December 31, 2025	$27,536
Contributions received, net of changes due to foreign exchange rates	2,178
Interest expense, net of changes in foreign exchange rates	914
Balance as of September 30, 2026	$30,628
The following table summarizes the changes in the carrying value of the FedDev Loan for the nine months ended September 30, 2026:

Balance as of December 31, 2025	$2,462
Contributions received, net of changes due to foreign exchange rates	182
Balance as of September 30, 2026	$2,644

Schedule of Interest Expense
The following table summarizes interest expense for the three and nine months ended September 30, 2026 and 2025 related to the SIF Loan, inclusive of foreign exchange, within interest income (expense), net in the consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Interest Expense	$352	$121	$986	$575